Credit Risk - Summary of ECL Reconciliation (Residential Mortgages) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 863
Ending balance	1,377	£ 863
Recoveries net of collection costs	(24)	(40)	£ (42)
Income statement charge/(release) for the year	645	220	153
Recoveries net of collection costs	(24)	(40)	(42)
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147
Ending balance	216	147
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	301,599	296,363
Transfers from Stage 1 to Stage 2	(9,814)	(4,101)
Transfers from Stage 2 to Stage 1	3,178	3,458
Transfers to Stage 3	(385)	(361)
Transfers from Stage 3	12	10
Transfers of financial instruments	(7,009)	(994)
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	55,546	42,415
Assets derecognised - Redemptions and repayments	(47,671)	(40,379)
Other	4,953	4,195
Assets derecognised - written off	(2)	(1)
Ending balance	307,416	301,599	296,363
Net movement in the year	5,817	5,236
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	168,830	157,739
Transfers from Stage 1 to Stage 2	(4,686)	(2,345)
Transfers from Stage 2 to Stage 1	1,911	2,921
Transfers to Stage 3	(229)	(231)
Transfers from Stage 3	4	5
Transfers of financial instruments	(3,000)	350
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	26,102	31,090
Assets derecognised - Redemptions and repayments	(20,679)	(22,439)
Other	(459)	2,090
Assets derecognised - written off	0	0
Ending balance	170,794	168,830	157,739
Net movement in the year	1,964	11,091
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348
Ending balance	592	348
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,354	12,013
Transfers from Stage 1 to Stage 2	9,814	4,101
Transfers from Stage 2 to Stage 1	(3,178)	(3,458)
Transfers to Stage 3	(1,126)	(595)
Transfers from Stage 3	326	516
Transfers of financial instruments	5,836	564
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	1,372	827
Assets derecognised - Redemptions and repayments	(2,250)	(1,344)
Other	1,068	295
Assets derecognised - written off	0	(1)
Ending balance	18,380	12,354	12,013
Net movement in the year	6,026	341
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8,224	9,432
Transfers from Stage 1 to Stage 2	4,686	2,345
Transfers from Stage 2 to Stage 1	(1,911)	(2,921)
Transfers to Stage 3	(491)	(429)
Transfers from Stage 3	311	485
Transfers of financial instruments	2,595	(520)
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	237	198
Assets derecognised - Redemptions and repayments	(856)	(1,039)
Other	270	153
Assets derecognised - written off	0	0
Ending balance	10,470	8,224	9,432
Net movement in the year	2,246	(1,208)
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368
Ending balance	569	368
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,369	2,572
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,511	956
Transfers from Stage 3	(338)	(526)
Transfers of financial instruments	1,173	430
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	104	15
Assets derecognised - Redemptions and repayments	(441)	(458)
Other	184	171
Assets derecognised - written off	(393)	(361)
Ending balance	2,996	2,369	2,572
Net movement in the year	627	(203)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,734	1,999
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	720	660
Transfers from Stage 3	(315)	(490)
Transfers of financial instruments	405	170
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	1	2
Assets derecognised - Redemptions and repayments	(297)	(396)
Other	24	31
Assets derecognised - written off	(54)	(72)
Ending balance	1,813	1,734	1,999
Net movement in the year	79	(265)
Total exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	316,322	310,948
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	57,022	43,257
Assets derecognised - Redemptions and repayments	(50,362)	(42,181)
Other	6,205	4,661
Assets derecognised - written off	(395)	(363)
Ending balance	328,792	316,322	310,948
Net movement in the year	12,470	5,374
Total exposure | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	178,788	169,170
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	26,340	31,290
Assets derecognised - Redemptions and repayments	(21,832)	(23,874)
Other	(165)	2,274
Assets derecognised - written off	(54)	(72)
Ending balance	183,077	178,788	169,170
Net movement in the year	4,289	9,618
Stage 1 ECL | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147	143
Transfers from Stage 1 to Stage 2	(47)	(11)
Transfers from Stage 2 to Stage 1	110	74
Transfers to Stage 3	(8)	(2)
Transfers from Stage 3	2	1
Transfers of financial instruments	57	62
Net remeasurement of ECL on stage transfer	(101)	66
Change in economic scenarios	15	5
Changes to model	0	0
New lending and assets purchased	40	29
Assets derecognised - Redemptions and repayments	(30)	(32)
Other	88	6
Assets derecognised - written off	0	0
Ending balance	216	147	143
Net movement in the year	69	4
Charge/(release) to the Income Statement	69	4
Recoveries net of collection costs	0	(10)
Income statement charge/(release) for the year	69	(6)
Recoveries net of collection costs	0	(10)
Stage 1 ECL | Subject to 12-month ECL | Financial instruments not credit-impaired | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	14	12
Transfers from Stage 1 to Stage 2	(2)	(1)
Transfers from Stage 2 to Stage 1	17	24
Transfers to Stage 3	(3)	0
Transfers from Stage 3	0	(1)
Transfers of financial instruments	12	22
Net remeasurement of ECL on stage transfer	(15)	(23)
Change in economic scenarios	7	(5)
Changes to model	0	0
New lending and assets purchased	4	5
Assets derecognised - Redemptions and repayments	(4)	(1)
Other	(1)	4
Assets derecognised - written off	0	0
Ending balance	17	14	12
Net movement in the year	3	2
Charge/(release) to the Income Statement	3	2
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	0
Income statement charge/(release) for the year	3	2
Recoveries net of collection costs	0	0
Stage 2 ECL | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348	307
Transfers from Stage 1 to Stage 2	47	11
Transfers from Stage 2 to Stage 1	(110)	(74)
Transfers to Stage 3	(61)	(24)
Transfers from Stage 3	21	23
Transfers of financial instruments	(103)	(64)
Net remeasurement of ECL on stage transfer	239	(130)
Change in economic scenarios	139	(15)
Changes to model	0	0
New lending and assets purchased	64	32
Assets derecognised - Redemptions and repayments	(42)	(28)
Other	(53)	(14)
Assets derecognised - written off	0	0
Ending balance	592	348	307
Net movement in the year	244	41
Charge/(release) to the Income Statement	244	41
Recoveries net of collection costs	0	(15)
Income statement charge/(release) for the year	244	26
Recoveries net of collection costs	0	(15)
Stage 2 ECL | Subject to Lifetime ECL | Financial instruments not credit-impaired | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	101	119
Transfers from Stage 1 to Stage 2	2	1
Transfers from Stage 2 to Stage 1	(17)	(24)
Transfers to Stage 3	(11)	(8)
Transfers from Stage 3	14	16
Transfers of financial instruments	(12)	(15)
Net remeasurement of ECL on stage transfer	50	16
Change in economic scenarios	13	(22)
Changes to model	0	0
New lending and assets purchased	5	3
Assets derecognised - Redemptions and repayments	(7)	(6)
Other	(19)	6
Assets derecognised - written off	0	0
Ending balance	131	101	119
Net movement in the year	30	(18)
Charge/(release) to the Income Statement	30	(17)
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	0
Income statement charge/(release) for the year	30	(17)
Recoveries net of collection costs	0	0
Stage 3 ECL | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368	357
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	69	26
Transfers from Stage 3	(23)	(24)
Transfers of financial instruments	46	2
Net remeasurement of ECL on stage transfer	241	(96)
Change in economic scenarios	10	(9)
Changes to model	25	13
New lending and assets purchased	51	9
Assets derecognised - Redemptions and repayments	(18)	(42)
Other	99	191
Assets derecognised - written off	(253)	(249)
Ending balance	569	368	357
Net movement in the year	201	11
Charge/(release) to the Income Statement	454	260
Recoveries net of collection costs	(108)	(46)
Income statement charge/(release) for the year	332	200
Recoveries net of collection costs	(108)	(46)
Stage 3 ECL | Subject to Lifetime ECL | Financial instruments credit-impaired | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	103	106
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	14	8
Transfers from Stage 3	(14)	(15)
Transfers of financial instruments	0	(7)
Net remeasurement of ECL on stage transfer	16	12
Change in economic scenarios	10	(9)
Changes to model	25	13
New lending and assets purchased	0	0
Assets derecognised - Redemptions and repayments	(15)	(12)
Other	7	14
Assets derecognised - written off	(14)	(14)
Ending balance	132	103	106
Net movement in the year	29	(3)
Charge/(release) to the Income Statement	43	11
Less: ECL relating to derecognised income	(2)	(4)
Recoveries net of collection costs	(1)	0
Income statement charge/(release) for the year	40	7
Recoveries net of collection costs	(1)	0
Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	863	807
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	379	(160)
Change in economic scenarios	164	(19)
Changes to model	25	13
New lending and assets purchased	155	70
Assets derecognised - Redemptions and repayments	(90)	(102)
Other	134	183
Assets derecognised - written off	(253)	(249)
Ending balance	1,377	863	807
Net movement in the year	514	56
Charge/(release) to the Income Statement	767	305
Recoveries net of collection costs	(108)	(71)
Income statement charge/(release) for the year	645	220
Recoveries net of collection costs	(108)	(71)
Expected credit loss | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	218	237
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	51	5
Change in economic scenarios	30	(36)
Changes to model	25	13
New lending and assets purchased	9	8
Assets derecognised - Redemptions and repayments	(26)	(19)
Other	(13)	24
Assets derecognised - written off	(14)	(14)
Ending balance	280	218	£ 237
Net movement in the year	62	(19)
Charge/(release) to the Income Statement	76	(4)
Less: ECL relating to derecognised income	(2)	(4)
Recoveries net of collection costs	(1)	0
Income statement charge/(release) for the year	73	(8)
Recoveries net of collection costs	£ (1)	£ 0